Taxes - Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities net
Total deferred tax assets	kr 0	kr 1
Deductible loss to carry forward	0	0
Temporary differences, related to pensions
Deferred tax assets and liabilities net
Deferred tax assets	0	0
Temporary differences, related to cash flow hedges
Deferred tax assets and liabilities net
Deferred tax assets	0	1
Temporary differences, related to lease liabilities
Deferred tax assets and liabilities net
Deferred tax assets	18	20
Offset deferred tax liability temporary differences related to right-of-use assets
Deferred tax assets and liabilities net
Deferred tax liabilities	kr (18)	kr (20)